Taxes (Components Of Income Before Provision For Income Taxes ) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes [Abstract]
Domestic	$ 9,724	$ 11,921	$ 12,625
Foreign	759	763	895
Income Before Provision For Income Taxes	$ 10,483	$ 12,684	$ 13,520